Cash Equivalents and Marketable Securities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	$ 35,832	$ 14,055	$ 19,510
Level 1 | Cash and Cash Equivalents | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	35,832	14,055	19,107
Level 1 | Marketable Securities | U.S. Treasury Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis			403
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	61,871	25,675	18,963
Level 2 | Cash and Cash Equivalents | U.S. Agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis			125
Level 2 | Cash and Cash Equivalents | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis		150	505
Level 2 | Cash and Cash Equivalents | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,300	1,400
Level 2 | Marketable Securities | U.S. Agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	20,525	3,857	3,441
Level 2 | Marketable Securities | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	28,528	11,126	10,199
Level 2 | Marketable Securities | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	$ 11,518	$ 9,142	$ 4,693